State Street SPDR S&P MidCap 400 ETF Trust (formerly, SPDR S&P MidCap 400 ETF Trust)
Schedule of Investments
December 31, 2025 (unaudited)
Common Stock	Shares	Value
Aaon, Inc.	508,502	$38,773,277
Abercrombie & Fitch Co., Class A*	353,699	44,520,093
Acuity, Inc.	228,533	82,281,021
Advanced Drainage Systems, Inc.	537,597	77,860,174
AECOM	995,242	94,876,420
AeroVironment, Inc.*	239,068	57,828,159
Affiliated Managers Group, Inc.	211,370	60,933,744
AGCO Corp.	465,422	48,552,823
Agree Realty Corp.	862,193	62,103,762
Alaska Air Group, Inc.*	871,578	43,840,373
Albertsons Cos., Inc., Class A	2,971,929	51,028,021
Alcoa Corp.	1,945,938	103,407,145
Allegro MicroSystems, Inc.*	932,001	24,586,186
Ally Financial, Inc.	2,106,475	95,402,253
American Airlines Group, Inc.*	4,960,097	76,038,287
American Financial Group, Inc.	520,179	71,098,066
American Homes 4 Rent, Class A	2,449,773	78,637,713
Amkor Technology, Inc.	854,446	33,733,528
Annaly Capital Management, Inc.	5,132,513	114,762,991
Antero Midstream Corp.	2,505,221	44,567,882
Antero Resources Corp.*	2,202,214	75,888,294
Api Group Corp.*	2,781,471	106,419,080
Appfolio, Inc., Class A*	173,378	40,336,392
Applied Industrial Technologies, Inc.	283,425	72,775,037
AptarGroup, Inc.	493,083	60,136,403
Aramark	1,975,147	72,803,918
Arrow Electronics, Inc.*	387,070	42,647,373
ASGN, Inc.*	320,862	15,455,923
Ashland, Inc.	343,450	20,150,211
Associated Banc-Corp.	1,228,538	31,647,139
ATI, Inc.*	1,020,926	117,161,468
Autoliv, Inc.	525,161	62,336,611
AutoNation, Inc.*	205,547	42,441,345
Avantor, Inc.*	5,123,376	58,713,889
Avient Corp.	688,041	21,494,401
Avis Budget Group, Inc.*	126,954	16,290,737
Avnet, Inc.	611,133	29,383,275
Axalta Coating Systems Ltd.*	1,603,105	51,796,323
Bank OZK	795,639	36,615,307
Bath & Body Works, Inc.	1,549,363	31,111,209
Belden, Inc.	295,313	34,418,730
BellRing Brands, Inc.*	946,646	25,303,848
Bentley Systems, Inc., Class B	1,119,108	42,710,757
Bill Holdings, Inc.*	669,827	36,532,365
BioMarin Pharmaceutical, Inc.*	1,443,606	85,793,505
Bio-Rad Laboratories, Inc., Class A*	136,625	41,396,009
BJ's Wholesale Club Holdings, Inc.*	990,034	89,132,761
Black Hills Corp.	567,128	39,370,026
Blackbaud, Inc.*	275,595	17,450,675
Booz Allen Hamilton Holding Corp.	911,494	76,893,634
BorgWarner, Inc.	1,607,524	72,435,031
Boston Beer Co., Inc., Class A*	57,800	11,278,514
Boyd Gaming Corp.	434,402	37,028,426
Brighthouse Financial, Inc.*	429,601	27,833,849
Brink's Co.	312,190	36,441,939
Brixmor Property Group, Inc.	2,300,133	60,309,487
Bruker Corp.	833,466	39,264,583
Brunswick Corp.	488,708	36,281,682
Burlington Stores, Inc.*	467,924	135,159,847
BWX Technologies, Inc.	687,012	118,743,154
Cabot Corp.	399,792	26,498,214

State Street SPDR S&P MidCap 400 ETF Trust (formerly, SPDR S&P MidCap 400 ETF Trust)
Schedule of Investments (continued)
December 31, 2025 (unaudited)
Common Stock	Shares	Value
CACI International, Inc., Class A*	165,916	$88,401,704
Cadence Bank	1,399,700	59,963,148
Capri Holdings Ltd.*	895,278	21,844,783
Carlisle Cos., Inc.	313,241	100,193,266
Carlyle Group, Inc.	1,949,929	115,260,303
Carpenter Technology Corp.	374,356	117,862,243
Casey's General Stores, Inc.	279,390	154,421,647
Cava Group, Inc.*	749,539	43,990,444
Celsius Holdings, Inc.*	1,200,992	54,933,374
Chart Industries, Inc.*	332,073	68,483,415
Chemed Corp.	106,433	45,538,423
Chewy, Inc., Class A*	1,691,188	55,893,763
Choice Hotels International, Inc.	155,314	14,795,212
Chord Energy Corp.	427,302	39,610,895
Churchill Downs, Inc.	497,771	56,636,384
Ciena Corp.*	1,059,940	247,888,168
Cirrus Logic, Inc.*	383,455	45,439,417
Civitas Resources, Inc.	576,897	15,628,140
Clean Harbors, Inc.*	377,414	88,496,035
Cleveland-Cliffs, Inc.*	4,280,960	56,851,149
CNH Industrial NV	6,649,782	61,310,990
CNO Financial Group, Inc.	716,520	30,430,604
CNX Resources Corp.*	1,013,178	37,254,555
Coca-Cola Consolidated, Inc.	425,062	65,162,005
Cognex Corp.	1,259,385	45,312,672
Coherent Corp.*	1,180,905	217,959,636
Columbia Banking System, Inc.	2,247,691	62,822,963
Columbia Sportswear Co.	190,323	10,484,894
Comerica, Inc.	959,902	83,444,281
Commerce Bancshares, Inc.	971,624	50,854,800
Commercial Metals Co.	833,849	57,719,028
Commvault Systems, Inc.*	331,336	41,536,281
Concentrix Corp.	332,148	13,810,714
COPT Defense Properties	848,892	23,599,198
Core & Main, Inc., Class A*	1,432,898	74,467,709
Corebridge Financial, Inc.	2,008,886	60,608,091
Coty, Inc., Class A*	2,760,310	8,501,755
Cousins Properties, Inc.	1,262,143	32,538,047
Crane Co.	367,878	67,847,740
Crane NXT Co.	371,079	17,466,689
Crocs, Inc.*	390,113	33,362,464
Crown Holdings, Inc.	856,768	88,221,401
CubeSmart	1,713,535	61,772,937
Cullen/Frost Bankers, Inc.	480,474	60,842,423
Curtiss-Wright Corp.	277,090	152,751,404
Cytokinetics, Inc.*	918,739	58,376,676
Darling Ingredients, Inc.*	1,188,660	42,791,760
DENTSPLY Sirona, Inc.	1,499,497	17,139,251
Dick's Sporting Goods, Inc.	496,741	98,339,816
Docusign, Inc.*	1,511,160	103,363,344
Dolby Laboratories, Inc., Class A	459,757	29,525,595
Donaldson Co., Inc.	870,391	77,168,866
Doximity, Inc., Class A*	1,032,272	45,709,004
Dropbox, Inc., Class A*	1,310,671	36,436,654
DT Midstream, Inc.	764,011	91,436,836
Duolingo, Inc.*	300,678	52,768,989
Dycom Industries, Inc.*	217,570	73,516,903
Dynatrace, Inc.*	2,265,478	98,185,817
Eagle Materials, Inc.	240,939	49,797,273
East West Bancorp, Inc.	1,033,865	116,196,087
EastGroup Properties, Inc.	400,205	71,292,519
EchoStar Corp., Class A*	1,011,532	109,953,528

State Street SPDR S&P MidCap 400 ETF Trust (formerly, SPDR S&P MidCap 400 ETF Trust)
Schedule of Investments (continued)
December 31, 2025 (unaudited)
Common Stock	Shares	Value
Elanco Animal Health, Inc.*	3,733,588	$84,491,096
Elf Beauty, Inc.*	448,132	34,075,957
Encompass Health Corp.	756,061	80,248,315
EnerSys	277,346	40,700,525
Ensign Group, Inc.	432,201	75,289,414
Entegris, Inc.	1,139,171	95,975,157
Envista Holdings Corp.*	1,235,550	26,823,790
EPR Properties	572,140	28,549,786
Equitable Holdings, Inc.	2,153,093	102,594,881
Equity LifeStyle Properties, Inc.	1,456,485	88,277,556
Esab Corp.	428,827	47,908,552
Essent Group Ltd.	726,371	47,221,379
Essential Utilities, Inc.	2,126,372	81,567,630
Euronet Worldwide, Inc.*	293,825	22,363,021
Evercore, Inc., Class A	290,639	98,889,920
Exelixis, Inc.*	2,014,679	88,303,381
ExlService Holdings, Inc.*	1,192,530	50,610,973
Exponent, Inc.	374,867	26,038,262
F&G Annuities & Life, Inc.	115,624	3,567,000
Fabrinet*	269,215	122,568,205
Federated Hermes, Inc.	555,316	28,915,304
Fidelity National Financial, Inc.	1,915,070	104,543,671
First American Financial Corp.	765,710	47,045,222
First Financial Bankshares, Inc.	979,244	29,250,018
First Horizon Corp.	3,700,006	88,430,143
First Industrial Realty Trust, Inc.	995,062	56,987,201
FirstCash Holdings, Inc.	291,841	46,513,619
Five Below, Inc.*	414,377	78,052,052
Flagstar Bank NA	2,249,367	28,319,531
Flex Ltd.*	2,778,721	167,890,323
Floor & Decor Holdings, Inc., Class A*	809,713	49,303,425
Flowers Foods, Inc.	1,586,859	17,265,026
Flowserve Corp.	955,191	66,271,152
Fluor Corp.*	1,211,180	47,999,063
FNB Corp.	2,691,156	46,018,768
Fortune Brands Innovations, Inc.	902,756	45,155,855
Frontier Communications Parent, Inc.*	1,881,120	71,614,238
FTI Consulting, Inc.*	227,421	38,850,329
GameStop Corp., Class A*	3,096,471	62,177,138
Gaming and Leisure Properties, Inc.	2,126,613	95,038,335
Gap, Inc.	1,700,784	43,540,070
GATX Corp.	268,262	45,497,235
Genpact Ltd.	1,204,884	56,364,474
Gentex Corp.	1,645,208	38,283,990
Glacier Bancorp, Inc.	966,658	42,581,285
Globus Medical, Inc., Class A*	837,163	73,092,702
Goodyear Tire & Rubber Co.*	2,150,305	18,836,672
Graco, Inc.	1,245,829	102,120,603
Graham Holdings Co., Class B	25,534	28,051,652
Grand Canyon Education, Inc.*	207,628	34,530,613
Graphic Packaging Holding Co.	2,217,649	33,397,794
Greif, Inc., Class A	196,650	13,313,205
Guidewire Software, Inc.*	638,860	128,417,249
GXO Logistics, Inc.*	860,284	45,285,350
H&R Block, Inc.	949,998	41,400,913
Haemonetics Corp.*	351,745	28,192,362
Halozyme Therapeutics, Inc.*	883,662	59,470,453
Hamilton Lane, Inc., Class A	307,253	41,267,150
Hancock Whitney Corp.	628,295	40,009,826
Hanover Insurance Group, Inc.	267,389	48,870,688
Harley-Davidson, Inc.	887,757	18,190,141
Healthcare Realty Trust, Inc.	2,642,252	44,786,171

State Street SPDR S&P MidCap 400 ETF Trust (formerly, SPDR S&P MidCap 400 ETF Trust)
Schedule of Investments (continued)
December 31, 2025 (unaudited)
Common Stock	Shares	Value
HealthEquity, Inc.*	647,404	$59,308,680
Hecla Mining Co.	5,035,338	96,628,136
Hexcel Corp.	598,185	44,205,871
HF Sinclair Corp.	1,174,909	54,139,807
Hilton Grand Vacations, Inc.*	449,958	20,135,620
Hims & Hers Health, Inc.*	1,565,285	50,824,804
Home BancShares, Inc.	1,373,497	38,155,747
Houlihan Lokey, Inc.	409,643	71,355,714
Hyatt Hotels Corp., Class A	314,241	50,379,117
IDACORP, Inc.	406,111	51,397,408
Illumina, Inc.*	1,148,188	150,596,338
Independence Realty Trust, Inc.	1,793,886	31,357,127
Ingredion, Inc.	477,385	52,636,470
International Bancshares Corp.	406,397	27,001,017
IPG Photonics Corp.*	189,917	13,598,057
ITT, Inc.	638,717	110,823,787
Janus Henderson Group PLC	928,627	44,174,786
Jazz Pharmaceuticals PLC*	456,608	77,623,360
Jefferies Financial Group, Inc.	1,240,043	76,845,465
Jones Lang LaSalle, Inc.*	354,639	119,325,384
KB Home	486,665	27,452,773
KBR, Inc.	954,243	38,360,569
Kemper Corp.	439,941	17,835,208
Kilroy Realty Corp.	817,874	30,563,951
Kinsale Capital Group, Inc.	166,067	64,952,125
Kirby Corp.*	407,276	44,873,670
Kite Realty Group Trust	1,626,895	38,996,673
Knife River Corp.*	425,792	29,954,467
Knight-Swift Transportation Holdings, Inc.	1,219,867	63,774,647
Kratos Defense & Security Solutions, Inc.*	1,268,725	96,308,915
Kyndryl Holdings, Inc.*	1,717,504	45,616,906
Lamar Advertising Co., Class A	652,717	82,620,918
Landstar System, Inc.	258,079	37,085,952
Lantheus Holdings, Inc.*	498,289	33,161,133
Lattice Semiconductor Corp.*	1,027,854	75,629,497
Lear Corp.	389,767	44,667,298
Lincoln Electric Holdings, Inc.	413,483	99,087,066
Lithia Motors, Inc.	182,223	60,558,170
Littelfuse, Inc.	187,122	47,326,896
LivaNova PLC*	410,327	25,247,420
Louisiana-Pacific Corp.	476,220	38,459,527
Lumentum Holdings, Inc.*	532,766	196,372,220
MACOM Technology Solutions Holdings, Inc.*	481,255	82,429,356
Macy's, Inc.	2,017,640	44,488,962
Manhattan Associates, Inc.*	452,798	78,474,421
Maplebear, Inc.*	1,380,929	62,114,186
Marzetti Company	152,841	25,130,117
Masimo Corp.*	343,082	44,621,245
MasTec, Inc.*	460,906	100,187,137
Matador Resources Co.	877,785	37,253,195
Mattel, Inc.*	2,335,451	46,335,348
Maximus, Inc.	423,432	36,550,650
Medpace Holdings, Inc.*	167,216	93,916,866
MGIC Investment Corp.	1,681,261	49,126,446
Middleby Corp.*	348,222	51,770,165
MKS, Inc.	504,729	80,655,694
Morningstar, Inc.	179,255	38,953,904
MP Materials Corp.*	1,012,141	51,133,363
MSA Safety, Inc.	276,550	44,286,717
MSC Industrial Direct Co., Inc., Class A	343,765	28,910,636
Mueller Industries, Inc.	834,195	95,765,586
Murphy Oil Corp.	1,008,233	31,507,281

State Street SPDR S&P MidCap 400 ETF Trust (formerly, SPDR S&P MidCap 400 ETF Trust)
Schedule of Investments (continued)
December 31, 2025 (unaudited)
Common Stock	Shares	Value
Murphy USA, Inc.	128,104	$51,692,526
National Fuel Gas Co.	679,024	54,362,661
National Storage Affiliates Trust	531,871	15,004,081
Neurocrine Biosciences, Inc.*	749,223	106,262,298
New Jersey Resources Corp.	754,821	34,812,345
New York Times Co., Class A	1,214,073	84,280,948
NewMarket Corp.	58,611	40,280,996
Nexstar Media Group, Inc.	214,204	43,494,122
Nextpower, Inc., Class A*	1,115,027	97,130,002
NNN REIT, Inc.	1,427,127	56,557,043
Northwestern Energy Group, Inc.	461,432	29,780,821
NOV, Inc.	2,740,871	42,839,814
Novanta, Inc.*	268,824	31,987,368
Nutanix, Inc., Class A*	2,034,772	105,177,365
nVent Electric PLC	1,212,510	123,639,645
OGE Energy Corp.	1,513,835	64,640,754
Okta, Inc.*	1,265,855	109,458,482
Old National Bancorp	2,613,391	58,304,753
Old Republic International Corp.	1,710,665	78,074,751
Olin Corp.	857,549	17,862,746
Ollie's Bargain Outlet Holdings, Inc.*	460,703	50,497,656
Omega Healthcare Investors, Inc.	2,220,700	98,465,838
ONE Gas, Inc.	450,852	34,828,317
Onto Innovation, Inc.*	368,284	58,137,312
Option Care Health, Inc.*	1,192,771	38,001,684
Ormat Technologies, Inc.	456,735	50,455,515
Oshkosh Corp.	475,311	59,713,321
Ovintiv, Inc.	1,903,069	74,581,274
Owens Corning	617,617	69,117,518
Park Hotels & Resorts, Inc.	1,502,098	15,711,945
Parsons Corp.*	400,100	24,726,180
Paylocity Holding Corp.*	330,998	50,477,195
PBF Energy, Inc., Class A	618,060	16,761,787
Pegasystems, Inc.	688,687	41,128,388
Penske Automotive Group, Inc.	138,572	21,934,562
Penumbra, Inc.*	294,275	91,493,040
Performance Food Group Co.*	1,178,336	105,955,973
Permian Resources Corp.	5,217,719	73,204,598
Pilgrim's Pride Corp.	321,297	12,527,370
Pinnacle Financial Partners, Inc.	577,994	55,146,408
Pinterest, Inc., Class A*	4,477,317	115,917,737
Planet Fitness, Inc., Class A*	623,561	67,637,662
Polaris, Inc.	401,535	25,397,089
Portland General Electric Co.	845,279	40,564,939
Post Holdings, Inc.*	359,200	35,578,760
PotlatchDeltic Corp.	534,328	21,255,568
Primerica, Inc.	239,827	61,961,704
Prosperity Bancshares, Inc.	713,800	49,330,718
Pure Storage, Inc., Class A*	2,346,008	157,205,996
PVH Corp.	361,589	24,233,695
Qualys, Inc.*	269,449	35,809,772
Rambus, Inc.*	808,917	74,331,383
Range Resources Corp.	1,780,413	62,777,362
Rayonier, Inc.	1,115,786	24,156,767
RB Global, Inc.	1,395,349	143,539,552
RBC Bearings, Inc.*	236,544	106,073,426
Regal Rexnord Corp.	498,876	70,002,280
Reinsurance Group of America, Inc.	493,796	100,467,734
Reliance, Inc.	392,902	113,497,601
RenaissanceRe Holdings Ltd.	346,486	97,418,004
Repligen Corp.*	397,613	65,152,866
Rexford Industrial Realty, Inc.	1,745,554	67,587,851

State Street SPDR S&P MidCap 400 ETF Trust (formerly, SPDR S&P MidCap 400 ETF Trust)
Schedule of Investments (continued)
December 31, 2025 (unaudited)
Common Stock	Shares	Value
RH*	115,503	$20,692,362
RLI Corp.	690,100	44,152,598
Roivant Sciences Ltd.*	3,292,474	71,446,686
Royal Gold, Inc.	608,825	135,335,709
RPM International, Inc.	963,479	100,201,816
Ryan Specialty Holdings, Inc.	851,546	43,965,320
Ryder System, Inc.	303,406	58,068,874
Sabra Health Care REIT, Inc.	1,873,696	35,487,802
Saia, Inc.*	200,204	65,370,610
Science Applications International Corp.	345,824	34,810,644
Scotts Miracle-Gro Co.	334,079	19,493,510
SEI Investments Co.	699,237	57,351,419
Selective Insurance Group, Inc.	453,932	37,980,490
Sensata Technologies Holding PLC	1,094,678	36,441,831
Service Corp. International	1,053,365	82,130,869
Shift4 Payments, Inc., Class A*	507,705	31,970,184
Silgan Holdings, Inc.	659,036	26,605,283
Silicon Laboratories, Inc.*	246,868	32,265,648
Simpson Manufacturing Co., Inc.	311,537	50,303,879
SLM Corp.	1,525,700	41,285,442
Somnigroup International, Inc.	1,577,315	140,822,683
Sonoco Products Co.	741,160	32,344,222
Sotera Health Co.*	1,558,387	27,489,947
Southstate Bank Corp.	755,302	71,081,471
Southwest Gas Holdings, Inc.	482,742	38,629,015
Spire, Inc.	443,533	36,680,179
Sprouts Farmers Market, Inc.*	731,662	58,291,512
SPX Technologies, Inc.*	374,484	74,919,269
STAG Industrial, Inc.	1,403,300	51,585,308
Starwood Property Trust, Inc.	2,615,817	47,110,864
Sterling Infrastructure, Inc.*	230,832	70,687,683
Stifel Financial Corp.	765,168	95,814,337
Synaptics, Inc.*	292,983	21,686,602
Synovus Financial Corp.	1,043,770	52,240,689
Talen Energy Corp.*	343,315	128,688,195
Taylor Morrison Home Corp.*	734,337	43,230,419
TD SYNNEX Corp.	569,112	85,497,696
TechnipFMC PLC	3,039,693	135,448,720
Tenet Healthcare Corp.*	660,396	131,233,893
Terex Corp.	492,940	26,313,137
Tetra Tech, Inc.	1,964,379	65,885,272
Texas Capital Bancshares, Inc.*	342,984	31,053,771
Texas Roadhouse, Inc.	497,042	82,508,972
Thor Industries, Inc.	395,501	40,606,088
Timken Co.	476,310	40,071,960
Toll Brothers, Inc.	724,253	97,933,491
TopBuild Corp.*	209,732	87,498,093
Toro Co.	735,367	57,888,090
TransUnion	1,459,281	125,133,346
Travel + Leisure Co.	483,359	34,091,310
Trex Co., Inc.*	805,948	28,272,656
Twilio, Inc., Class A*	1,139,268	162,049,480
TXNM Energy, Inc.	736,621	43,372,244
UFP Industries, Inc.	437,761	39,858,139
UGI Corp.	1,615,008	60,449,749
UL Solutions, Inc., Class A	565,482	44,593,911
UMB Financial Corp.	536,507	61,719,765
United Bankshares, Inc.	1,052,666	40,422,374
United Therapeutics Corp.*	323,544	157,646,814
Universal Display Corp.	332,239	38,798,870
Unum Group	1,156,792	89,651,380
US Foods Holding Corp.*	1,675,250	126,179,830

State Street SPDR S&P MidCap 400 ETF Trust (formerly, SPDR S&P MidCap 400 ETF Trust)
Schedule of Investments (continued)
December 31, 2025 (unaudited)
Common Stock	Shares	Value
Vail Resorts, Inc.	270,163	$35,877,646
Valaris Ltd.*	486,229	24,505,942
Valley National Bancorp	3,603,620	42,090,282
Valmont Industries, Inc.	148,032	59,556,234
Valvoline, Inc.*	955,183	27,757,618
VF Corp.	2,466,268	44,590,125
Viper Energy, Inc., Class A	1,265,644	48,891,828
Visteon Corp.	205,035	19,498,829
Vontier Corp.	1,090,328	40,538,395
Vornado Realty Trust	1,212,255	40,343,846
Voya Financial, Inc.	715,085	53,266,682
Warner Music Group Corp., Class A	1,096,241	33,621,711
Watsco, Inc.	262,430	88,425,789
Watts Water Technologies, Inc., Class A	205,945	56,844,939
Weatherford International PLC	539,002	42,182,297
Webster Financial Corp.	1,211,985	76,282,336
WESCO International, Inc.	365,542	89,426,195
Western Alliance Bancorp	775,635	65,207,634
Westlake Corp.	250,610	18,530,103
WEX, Inc.*	257,658	38,385,889
Whirlpool Corp.	421,921	30,437,381
Wingstop, Inc.	208,800	49,796,712
Wintrust Financial Corp.	503,241	70,363,157
Woodward, Inc.	450,603	136,226,299
Wp Carey, Inc.	1,646,726	105,983,285
Wyndham Hotels & Resorts, Inc.	567,722	42,897,074
XPO, Inc.*	882,061	119,880,911
YETI Holdings, Inc.*	584,674	25,825,051
Zions Bancorp NA	1,109,422	64,945,564
ZoomInfo Technologies, Inc.*	2,060,441	20,954,685
Total Investments (Cost $25,259,016,522)		$24,027,547,912

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*	Non-income producing security.

State Street SPDR S&P MidCap 400 ETF Trust (formerly, SPDR S&P MidCap 400 ETF Trust)

Schedule of Investments

December 31, 2025 (unaudited)

The securities of the Trust’s investment portfolio categorized by industry group, as a percentage of net assets, are as follows:

Industry Classification	Value	Percentage
Real Estate Investment Trusts (REITs)	$1,700,769,954	7.04%
Banks	1,580,341,404	6.54%
Retail	1,329,784,023	5.50%
Insurance	1,229,399,212	5.09%
Software	1,065,042,578	4.41%
Computers	907,211,181	3.75%
Electronics	880,224,471	3.64%
Commercial Services	840,644,833	3.48%
Machinery - Diversified	817,088,458	3.38%
Diversified Financial Services	765,502,215	3.17%
Biotechnology	713,029,861	2.95%
Oil & Gas	634,187,255	2.62%
Building Materials	564,805,128	2.34%
Healthcare - Services	551,027,223	2.28%
Semiconductors	542,492,682	2.24%
Healthcare - Products	502,902,281	2.08%
Engineering & Construction	500,803,562	2.07%
Food	484,593,079	2.00%
Aerospace / Defense	468,255,817	1.94%
Electric	448,269,904	1.85%
Transportation	434,340,014	1.80%
Telecommunications	429,455,935	1.78%
Distribution / Wholesale	395,859,244	1.64%
Mining	386,504,354	1.60%
Metal Fabricate / Hardware	379,327,380	1.57%
Iron / Steel	345,930,020	1.43%
Miscellaneous Manufacturing	310,560,858	1.28%
Pharmaceuticals	293,680,602	1.21%
Internet	284,750,491	1.18%
Electrical Components & Equipment	275,513,411	1.14%
Chemicals	275,320,409	1.14%
Gas	259,762,266	1.07%
Auto Parts & Equipment	256,058,431	1.06%
Packaging & Containers	254,018,308	1.05%
Home Builders	209,222,770	0.87%
Machinery - Construction & Mining	204,769,612	0.85%
Home Furnishings	200,785,659	0.83%
Lodging	199,326,760	0.82%
Oil & Gas Services	178,288,534	0.74%
Leisure Time	173,331,624	0.72%
Environmental Control	154,381,306	0.64%
Hand / Machine Tools	143,373,783	0.59%
Pipelines	136,004,718	0.56%
Apparel	134,515,961	0.56%
Beverages	131,373,893	0.54%
Media	127,775,070	0.53%
Entertainment	126,135,742	0.52%
Airlines	119,878,660	0.50%
Miscellaneous Manufacture	117,469,558	0.49%
Private Equity	115,260,303	0.48%
Energy - Alternate Sources	97,130,002	0.40%
Water	81,567,630	0.34%
Food Service	72,803,918	0.30%
Toys / Games / Hobbies	46,335,348	0.19%
Trucking & Leasing	45,497,235	0.19%
Agriculture	42,791,760	0.18%
Cosmetics / Personal Care	42,577,712	0.18%
Housewares	19,493,510	0.08%
Total Investments	24,027,547,912	99.42%
Other Assets in Excess of Liabilities	140,807,868	0.58%
Net Assets	$24,168,355,780	100.00%